Dechert LLP

1775 | Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

February 27, 2009

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)

(File No. 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, attached for electronic filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, is Amendment No. 191 to the Registration Statement of the Trust on Form N-1A, which is being filed for the purpose of: (i) adding the PIMCO Short-Term Floating NAV Portfolio II to the Private Account Portfolio Series; and (ii) making non-material changes to the Offering Memorandum of the Private Account Portfolio Series, dated February 27, 2009 and to the Offering Memorandum Supplement for the Trust’s Private Account Portfolio Series, dated February 27, 2009. This amendment does not affect the currently effective Offering Memorandum and Offering Memorandum Supplement as it relates to other series of the Trust’s Private Account Portfolio Series.

No fees are required in connection with this filing. Please address any questions or comments concerning the attached to the undersigned at (202) 261-3464.

Sincerely,

/s/ Adam T. Teufel
Adam T. Teufel

Attachment